APPENDIX I
UNITED STATES



                SECURITIES AND EXCHANGE COMMISSION



Washington, D.C. 20549











FORM 24F-2



Annual Notice of Securities Sold



Pursuant to Rule 24f-2






Read instructions at end of Form before preparing Form.
  Please print or type.




1 . Name and address of issuer:



Advantus Horizon Fund, Inc.



400 Robert Street North



St. Paul, Minnesota 55101-2098






2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all
series and classes of securities of the issuer, check the box but do not list series or classes): (


X





















3. Investment Company Act File Number:




811-4142


     Securities Act File Number:




2-94174






4(a).  Last day of fiscal year for which this Form is filed:




July 31, 2003






4(b). ( Check box if this Form is being filed late
(ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)







Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). ( Check box if this is the last time the issuer will be filing this Form.














5.  Calculation of registration fee:


(i)
Aggregate sale price of securities
sold during the fiscal year


pursuant to section 24(f):

$2,850,100




(ii)

Aggregate price of securities redeemed
 or repurchased during the fiscal
year:



$6,971,240




(iii)
Aggregate price of securities redeemed
 or repurchased



during any prior fiscal year ending no
 earlier than October


11, 1995 that were not previously used
 to reduce registration


fees payable to the
Commission:

$5,772,402




(iv)
Total available
 redemption
credits
[add Item 5(ii) and 5(iii):
$12,743,642




(v)
Net sales - If Item 5(i) is greater
than Item 5(iv)



[subtract Item 5(iv) from Item 5(i)
]:                                                               $
$0




(vi)

Redemption credits
 available
for use
in future years

$9,893,542

- if Item 5(i) is less than Item 5
- (iv)
-  [subtract Item 5(iv) from Item 5
- (i)]:




(vii)
Multiplier for determining
registration fee (See



Instruction C.9):
x
$0.0000809




(viii)
Registration fee due [multiply Item
 5(v) by Item



 5(vii)] (enter 'O' if no fee is
 due):
=
$0








6. Prepaid Shares



If the response to item 5(i) was determined by
 deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
 as in effect before [effective date of rescission of
rule 24e-2], then
report the amount of securities (number of shares or
 other units) deducted here:       0     . If there
is a number
of shares or other units that were registered pursuant
 to rule 24e-2 remaining unsold at the end of the
fiscal year
for which this form is filed that are available for
use by the issuer in future fiscal years, then state
that number
here:    0          .







7. 'Interest due - if this Form is
 being filed more
 than 90 days after the end of the issuer's fiscal year
 (see Instruction D):





+
$            0




8. Total
 of the amount of the registration fee
due
plus any interest due [line 5(vii) plus line 7]:


=
$0




9. Date the registration fee and any
interest payment
 was sent to the Commission's lockbox
 depository: 9/15/03




Method of Delivery:




   Wire Transfer
X


( Mail
 or other means























SIGNATURES






This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.






By (Signature and Title.)*
/s/



Dianne Orbison President














Date_____________







*Please print the name and title of the
 signing officer below the signature.